STOCK-BASED COMPENSATION - RSU Awards Under the Society RSU Plan (Details) - RSUs - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units outstanding - beginning (in shares)	176,989	0
Granted (in shares)	150,207	187,083
Vested and issued (in shares)	(2,426)	(4,166)
Forfeited (in shares)	(20,377)	(5,928)
Units outstanding - ending (in shares)	304,393	176,989
Society RSU Plan
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units outstanding - beginning (in shares)	0	34,619
Granted (in shares)	0	0
Vested and issued (in shares)	0	(31,688)
Settled (in shares)	0	(2,942)
Transfers (in shares)	0	140
Forfeited (in shares)	0	(129)
Units outstanding - ending (in shares)	0	0